Acquisitions - SFA Oxford, Qinisele (Details) £ in Millions, R in Millions	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)	Oct. 31, 2019 ZAR (R)	Mar. 04, 2019 GBP (£)	Mar. 04, 2019 ZAR (R)
Disclosure of detailed information about business combination [line items]
Contingent consideration related to acquisition	R 88.2	R 55.8
Gain on Acquisition
Goodwill expected to be deductible for tax purposes	0.0
SFA Oxford Limited [Member]
Disclosure of detailed information about business combination [line items]
Upfront payment				£ 4	R 74.7
Contingent consideration related to acquisition | £				£ 6
Percentage of control acquired				100.00%	100.00%
Gain on Acquisition
Consideration					R 127.1
Fair value of identifiable net assets					(4.4)
Goodwill recognised as of acquisition date					122.7
Goodwill expected to be deductible for tax purposes					R 0.0
Qinisele Resources [Member]
Disclosure of detailed information about business combination [line items]
Percentage of control acquired			100.00%
Gain on Acquisition
Consideration			R 54.8
Fair value of identifiable net assets			(0.5)
Goodwill recognised as of acquisition date			R 54.3
Goodwill expected to be deductible for tax purposes	R 0.0